Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income (loss)	€ 3,842	€ (1,667)	€ (512)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,025	1,002	900
Change in warrants fair value	(3,985)	2,047	(1,805)
Other Non-cash compensation	360	66	140
Change in allowances for doubtful accounts & slow-moving inventories	(75)	(218)	154
Change in long-term provisions	116	73	147
Net capital loss on disposals of assets	58	68	56
Deferred tax expense (benefit)	65	23	(18)
Operating cash flow	1,408	1,394	(939)
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables	1,752	(1,752)	1,066
Decrease (Increase) in inventories	(1,985)	(381)	(1,258)
Decrease (Increase) in other assets	46	183	(47)
(Decrease) Increase in trade accounts and notes payable	(153)	518	26
(Decrease) Increase in accrued expenses, other current liabilities	53	1,376	138
Net increase (decrease) in operating assets and liabilities	(287)	(56)	(75)
Net cash generated by (used in) operating activities	1,119	1,338	(1,014)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(854)	(470)	(867)
Net proceeds from sale of leased back assets		95
Acquisitions of property and equipment	(321)	(160)	(140)
Acquisitions of intangible assets	(151)	(20)	(14)
Proceeds from sale of short term investments	1,000
Net proceeds from sale of assets		26
Increase in deposits and guarantees	(59)	(12)	(12)
Net cash generated by (used in) investing activities	(384)	(541)	(1,034)
Cash flow from financing activities:
Proceeds from capital increase	6,200	1,219	6,219
Proceeds from long term borrowings, net of financing costs	3,168	450	242
Repayment of long term borrowings	(216)	(129)	(114)
Repayment of obligations under capital leases	(277)	(241)	(226)
Increase (decrease) in bank overdrafts and short-term borrowings	(1,182)	688	(82)
Net cash generated by (used in) financing activities	7,694	1,987	6,039
Net effect of exchange rate changes on cash and cash equivalents	(19)	(347)	469
Net increase (decrease) in cash and cash equivalents	8,410	2,436	4,461
Cash and cash equivalents at beginning of year	13,578	11,142	6,681
Cash and cash equivalents at end of year	€ 21,989	€ 13,578	€ 11,142